Combined Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 130,537		$ 150,664			$ 142,281
Restricted cash	52,033		22,149			87,858
Accounts receivable and contract assets, net of allowance for credit losses	54,491		70,234			72,244
Other current assets	27,068		24,331			41,971
Assets held for sale (note 11)						36,716
Total current assets	264,129		267,378			381,070
Property and equipment, at cost (note 3)			1,007,776			998,439
Accumulated depreciation			(277,979)			(225,285)
Property and equipment, net			729,797			773,154
Investments in affiliates, accounted for using the equity method (note 4)	98,890		94,564			112,961
Intangible assets not subject to amortization:
Goodwill	175,764		175,764			175,764
Franchise rights	123,703		123,703			123,703
Intangible assets, Total	299,467		299,467			299,467
Other assets, net	107,759		99,455			99,229
Total assets	1,509,102		1,490,661			1,665,881
Current liabilities:
Accounts payable and accrued liabilities	65,426		54,748			65,291
Deferred revenue and refundable tickets	142,010		104,996			82,050
Current portion of debt (note 5)	7,205		74,806			11,685
Other current liabilities	5,524		6,361			7,030
Liabilities related to assets held for sale (note 11)						9,853
Total current liabilities	220,165		240,911			175,909
Long-term debt (note 5)	531,490		467,160			685,018
Redeemable intergroup interests	340,889		278,103			256,777
Finance lease liabilities	106,014		107,220			110,929
Pension liability (note 7)	10,450		15,405			34,850
Deferred income tax liabilities (note 8)	46,965		54,099			59,188
Other noncurrent liabilities	31,247		28,253			36,987
Total liabilities	1,287,220		1,191,151			1,359,658
Equity:
Parent's investment	730,620		732,350			720,023
Retained earnings (deficit)	(515,971)		(429,082)			(394,891)
Accumulated other comprehensive earnings (loss), net of taxes	(4,056)		(3,758)			(18,909)
Total equity	221,882	$ 243,116	299,510	$ 353,144	$ 286,304	306,223	$ 298,018
Total liabilities and equity	$ 1,509,102		$ 1,490,661			$ 1,665,881